Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Defined benefit pension plans (Note 25)	$ 391	$ 393
OPEBs (Note 25)	350	381
Asset retirement obligations (Note 3)	111	71
Customer and other deposits	57	67
Stock-based compensation plans (Note 22)	56	39
Mine reclamation obligations	40	40
Manufactured gas plant site remediation	32	34
Fair value of derivatives (Note 28)	30	37
Deferred compensation plan (Note 11)	29	28
Debt Instrument [Line Items]
Other	42	57
Other liabilities	1,138	1,210
Waneta Partnership | Waneta Partnership promissory note
Debt Instrument [Line Items]
Waneta Partnership promissory note	$ 0	$ 63